Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Ranges Of Estimated Useful Lives	The ranges of estimated useful lives are as follows:

Years
Buildings	25-40
Land improvements	20
Machinery and equipment	5-20
Furniture and fixtures	5-10

Schedule Of Estimated Useful Lives For Each Major Category Of Amortizable Intangible Assets	The estimated useful lives for each major category of amortizable intangible assets are:

Years
Trade name	5-10
Technology and know-how	5-9
Customer related intangible	5-14

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table summarizes the adjustments made to conform prior period classifications to the new guidance:

	For the Year Ended December 31, 2017			For the Year Ended December 31, 2016
	(dollars in thousands)
	As Reported	Effect of Accounting Change	As Adjusted	As Reported	Effect of Accounting Change	As Adjusted
Cost of Sales	$461,339	$206	$461,545	$448,016	$1,212	$449,228
Research and development	2,951	505	3,456	2,399	135	2,534
Selling and administrative expenses	49,479	3,027	52,506	57,784	731	58,515
Other (income) expense, net	1,634	(3,738)	(2,104)	(2,188)	(2,078)	(4,266)